DECOMMISSIONING FUND (Tables)	12 Months Ended
Dec. 31, 2020
DECOMMISSIONING FUND
Schedule of portfolio details of decommissioning fund

	12/31/2020	12/31/2019
Public Securities	1,593,736	1,147,563
Buyback Transactions	165,359	81,678
U.S. Dollar Futures	(5,303)	(6,869)
Other	35	21
Total	1,753,827	1,222,393